Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000131942 | Tesla
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000131942 | Siemens
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000131942 | Airbus
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000131942 | General Electric
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000131942 | Renesas Electronics
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000131942 | Rolls-Royce Holdings
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000131942 | Boeing
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000131942 | Norfolk Southern
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000131942 | Fortive
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000131942 | Parker-Hannifin
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000131942 | Industrial Conglomerates
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000131942 | Industrial Machinery
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000131942 | Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000131942 | Aerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000131942 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000131942 | Automobiles
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000131942 | Business Services
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000131942 | Road & Rail
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000131942 | Building Products
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000131942 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000190555 | Tesla
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000190555 | Siemens
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000190555 | Airbus
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000190555 | General Electric
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000190555 | Renesas Electronics
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000190555 | Rolls-Royce Holdings
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000190555 | Boeing
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000190555 | Norfolk Southern
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000190555 | Fortive
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000190555 | Parker-Hannifin
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000190555 | Industrial Conglomerates
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000190555 | Industrial Machinery
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000190555 | Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000190555 | Aerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000190555 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000190555 | Automobiles
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000190555 | Business Services
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000190555 | Road & Rail
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000190555 | Building Products
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000190555 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	7.50%